Fair Values of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (Fair Value, Measurements, Recurring) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2013 Time deposits USD ($)	Mar. 31, 2013 Time deposits JPY (¥)	Mar. 31, 2012 Time deposits JPY (¥)	Mar. 31, 2013 Public and Corporate Bonds USD ($)	Mar. 31, 2013 Public and Corporate Bonds JPY (¥)	Mar. 31, 2012 Public and Corporate Bonds JPY (¥)	Mar. 31, 2013 Common stocks USD ($)	Mar. 31, 2013 Common stocks JPY (¥)	Mar. 31, 2012 Common stocks JPY (¥)	Mar. 31, 2013 Other Investments USD ($)	Mar. 31, 2013 Other Investments JPY (¥)	Mar. 31, 2012 Other Investments JPY (¥)	Mar. 31, 2013 Level 1 USD ($)	Mar. 31, 2013 Level 1 JPY (¥)	Mar. 31, 2012 Level 1 JPY (¥)	Mar. 31, 2013 Level 1 Time deposits USD ($)	Mar. 31, 2013 Level 1 Time deposits JPY (¥)	Mar. 31, 2012 Level 1 Time deposits JPY (¥)	Mar. 31, 2013 Level 1 Public and Corporate Bonds USD ($)	Mar. 31, 2013 Level 1 Public and Corporate Bonds JPY (¥)	Mar. 31, 2012 Level 1 Public and Corporate Bonds JPY (¥)	Mar. 31, 2013 Level 1 Common stocks USD ($)	Mar. 31, 2013 Level 1 Common stocks JPY (¥)	Mar. 31, 2012 Level 1 Common stocks JPY (¥)	Mar. 31, 2013 Level 1 Other Investments USD ($)	Mar. 31, 2013 Level 1 Other Investments JPY (¥)	Mar. 31, 2012 Level 1 Other Investments JPY (¥)	Mar. 31, 2013 Level 2 USD ($)	Mar. 31, 2013 Level 2 JPY (¥)	Mar. 31, 2012 Level 2 JPY (¥)	Mar. 31, 2013 Level 2 Time deposits USD ($)	Mar. 31, 2013 Level 2 Time deposits JPY (¥)	Mar. 31, 2012 Level 2 Time deposits JPY (¥)	Mar. 31, 2013 Level 2 Public and Corporate Bonds USD ($)	Mar. 31, 2013 Level 2 Public and Corporate Bonds JPY (¥)	Mar. 31, 2012 Level 2 Public and Corporate Bonds JPY (¥)	Mar. 31, 2013 Level 2 Common stocks USD ($)	Mar. 31, 2013 Level 2 Common stocks JPY (¥)	Mar. 31, 2012 Level 2 Common stocks JPY (¥)	Mar. 31, 2013 Level 2 Other Investments USD ($)	Mar. 31, 2013 Level 2 Other Investments JPY (¥)	Mar. 31, 2012 Level 2 Other Investments JPY (¥)	Mar. 31, 2013 Level 3 USD ($)	Mar. 31, 2013 Level 3 JPY (¥)	Mar. 31, 2012 Level 3 JPY (¥)	Mar. 31, 2013 Level 3 Time deposits USD ($)	Mar. 31, 2013 Level 3 Time deposits JPY (¥)	Mar. 31, 2012 Level 3 Time deposits JPY (¥)	Mar. 31, 2013 Level 3 Public and Corporate Bonds USD ($)	Mar. 31, 2013 Level 3 Public and Corporate Bonds JPY (¥)	Mar. 31, 2012 Level 3 Public and Corporate Bonds JPY (¥)	Mar. 31, 2013 Level 3 Common stocks USD ($)	Mar. 31, 2013 Level 3 Common stocks JPY (¥)	Mar. 31, 2012 Level 3 Common stocks JPY (¥)	Mar. 31, 2013 Level 3 Other Investments USD ($)	Mar. 31, 2013 Level 3 Other Investments JPY (¥)	Mar. 31, 2012 Level 3 Other Investments JPY (¥)
Assets
Cash equivalents	$ 6,605	¥ 621,205	¥ 708,504													$ 2,608	¥ 245,264	¥ 485,119													$ 3,997	¥ 375,941	¥ 223,385
Time deposits				612	57,572	50,000																												612	57,572	50,000
Marketable securities and other securities investments							48,412	4,553,146	3,629,500	14,898	1,401,183	1,034,319	6,047	568,686	469,356							39,909	3,753,451	3,389,882	14,898	1,401,183	1,034,319	529	49,731	40,619							8,430	792,806	237,934				5,518	518,955	428,737							73	6,889	1,684
Derivative financial instruments	2,390	224,828	297,496																												2,315	217,745	289,931													75	7,083	7,565
Total	78,964	7,426,620	6,189,175													57,944	5,449,629	4,949,939													20,872	1,963,019	1,229,987													148	13,972	9,249
Liabilities
Derivative financial instruments	(2,109)	(198,342)	(183,173)																												(2,088)	(196,386)	(180,347)													(21)	(1,956)	(2,826)
Total	$ (2,109)	¥ (198,342)	¥ (183,173)																												$ (2,088)	¥ (196,386)	¥ (180,347)													$ (21)	¥ (1,956)	¥ (2,826)